Cover	Mar. 27, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2020
Entity File Number	001-34856
Entity Registrant Name	HOWARD HUGHES CORPORATION
Entity Central Index Key	0001498828
Entity Tax Identification Number	36-4673192
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	One Galleria Tower
Entity Address, Address Line Two	13355 Noel Road
Entity Address, Address Line Three	22nd Floor
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75240
City Area Code	214
Local Phone Number	741-7744
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	HHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false